                                                      --------------------------
                            UNITED STATES                    OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION  --------------------------
                       WASHINGTON, D.C. 20549         OMB Number: 3235-0006
                                                      Expires: December 31, 2006
                               FORM 13F               Estimated average burden
                                                      hours per response...22.8
                         FORM 13F COVER PAGE          --------------------------

Report for the Calendar Year or Quarter Ended: 9/30/2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 ------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 ------------------------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Angela Newhouse           Chicago, Illinois     11/8/2005
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total: 17
                                        --------------------

Form 13F Information Table Value Total: $  2,127,986
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                               13F HOLDINGS REPORT
                                    9/30/2005

      COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------------- ---------------- --------- --------- --------------------- ------------ ---------- ----------------------
                                                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED NONE
-------------------------- ---------------- --------- --------- ---------- ----- ---- ------------ ---------- ---------- ------ ----
AETNA INC NEW              COM              00817Y108     3,958     45,954  SH            SOLE                    45,954
BOEING CO                  COM              097023105       289      4,256  SH            SOLE                     4,256
COMPUTER ASSOC INTL        COM              204912109       234      8,423  SH            SOLE                     8,423
DEVON ENERGY CORP NEW      COM              25179M103       398      5,800  SH            SOLE                     5,800
FEDERAL NATL MTG ASSN      COM              313586109       896     20,000  SH            SOLE                    20,000
GENERAL DYNAMICS CORP      COM              369550108 1,991,289 16,656,535  SH            SOLE                16,656,535
GENERAL ELEC CO            COM              369604103       857     25,445  SH            SOLE                    25,445
HARRAHS ENTMT INC          COM              413619107       819     12,569  SH            SOLE                    12,569
HILTON HOTELS CORP         COM              432848109     1,269     56,840  SH            SOLE                    56,840
HOSPIRA INC                COM              441060100     1,024     25,000  SH            SOLE                    25,000
JPMORGAN & CHASE & CO      COM              46625H100     7,591    223,717  SH            SOLE                   223,717
LABORATORY CORP AMER HLDGS COM NEW          50540R409     1,142     23,443  SH            SOLE                    23,443
MAYTAG CORP                COM              578592107    75,344  4,126,222  SH            SOLE                 4,126,222
MEDIS TECHNOLOGIES LTD     COM              58500P107    41,102  2,289,801  SH            SOLE                 2,289,801
PFIZER INC                 COM              717081103       220      8,825  SH            SOLE                     8,825
PROCTER & GAMBLE CO        COM              742718109       245      4,116  SH            SOLE                     4,116
US BANCORP DEL             COM NEW          902973304     1,309     46,620  SH            SOLE                    46,620

TOTAL                                                 2,127,986 23,583,565                                    23,583,565